SUBSEQUENT EVENTS	12 Months Ended
Jun. 30, 2018
Subsequent Events [Abstract]
Subsequent Events [Text Block]
NOTE 24 -	SUBSEQUENT EVENTS

In August 2018, the Company agreed to contribute its 100% equity interest in Hollysys Intelligent, a subsidiary, as the capital contribution of its 40% equity interest in Ningbo Hollysys. The Company completed the transfer in September 2018 and the Article of Association of Ningbo Hollysys was revised accordingly.